Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends [Abstract]
Summary of dividends per share	Dividends per share announced for the year ended 31 December are as follows.

	2025 US cents	2024 US cents	2023 US cents
Ordinary dividends per share: announced with the results for the year	254.0	225.0	258.0
Total dividends per share paid in the year

	2025 US cents	2024 US cents	2023 US cents
Previous year final - paid during the year	225.0	258.0	225.0
Interim - paid during the year	148.0	177.0	177.0
Total paid during the year	373.0	435.0	402.0

Summary of dividends paid	Reconciliation of dividend declared to dividend paid

	2025 US$m	2024 US$m	2023 US$m
Rio Tinto plc previous year final dividend payable	2,885	3,185	2,875
Rio Tinto plc interim dividend payable	1,839	2,238	2,147
Rio Tinto Limited previous year final dividend payable	878	936	815
Rio Tinto Limited interim dividend payable	543	666	629
Dividends payable during the year	6,145	7,025	6,466
Net movement of unclaimed dividends in the year	–	–	4
Dividends paid during the year	6,145	7,025	6,470